TRADE ACCOUNTS RECEIVABLE (Allowance for doubtful accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of fiscal year	$ (11,061)
Balance, end of fiscal year	(11,092)	$ (11,061)
Allowance for doubtful accounts
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of fiscal year	(11,061)	(11,165)
(Impairment) Reversal of impairment of trade accounts receivable	(2,313)	(380)
Write-off of trade accounts receivable	2,282	484
Balance, end of fiscal year	$ (11,092)	$ (11,061)